Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long Term Debt
Long-Term Debt

7.Long–Term Debt

Facility	2011	2010
(a) Credit facilities	1,030,798	1,127,925
(b) Term bank loans	484,865	434,542

Total	1,515,663	1,562,467
Less – current portion	(196,996)	(133,819)

Long-term portion	1,318,667	1,428,648

(a)Credit facilities

As at December 31, 2011, the Company had seven open reducing revolving credit facilities, all of which are reduced in semi-annual installments, and two open facilities which have both a reducing revolving credit component and a term bank loan component. The aggregate available unused amount under these facilities at December 31, 2011 is $28,358. This amount was drawn down on January 17, 2012 (Note 16 (a)). Interest is payable at a rate based on LIBOR plus a spread. At December 31, 2011, the interest rates on these facilities ranged from 0.93% to 5.19%.

(b)Term bank loans

Term loan balances outstanding at December 31, 2011 amounted to $484,865. In May 2011, the Company drew down $48,000 on a 10-year term loan agreed in April 2011, relating to the financing of the vessel Spyros K. In July 2011, the Company drew down $48,650 on a 9-year term loan agreed in July 2011, relating to the financing of the vessel Dimitris P. The term bank loans are payable in U.S. Dollars in semi-annual installments with balloon payments due at maturity between October 2016 and April 2022. Interest rates on the outstanding loans as at December 31, 2011, are based on LIBOR plus a spread. At December 31, 2011, the interest rates on these term bank loans ranged from 1.09% to 3.00%.

The weighted-average interest rates on the above executed loans for the applicable periods were:

Year ended December 31, 2011	1.66%
Year ended December 31, 2010	1.62%
Year ended December 31, 2009	2.70%

Loan movements for credit facilities and term loans throughout 2011:

Loan	Origination Date	Original Amount	Balance at January 1, 2011	New Loans	Repaid	Balance at December 31, 2011
12-year term loan1	2002	30,500	15,625	—	15,625	—
Credit facility2	2005	250,000	87,724	—	19,240	68,484
Credit facility	2005	220,000	160,495	—	13,135	147,360
Credit facility	2006	275,000	148,738	—	11,823	136,915
Credit facility3	2004	179,384	105,108	—	10,555	94,553
Credit facility	2005	220,000	109,350	—	8,400	100,950
Credit facility	2006	371,010	291,010	—	20,000	271,010
10-year term loan	2004	71,250	38,281	—	3,124	35,157
Credit facility	2006	70,000	52,500	—	4,375	48,125
Credit facility	2007	120,000	102,500	—	5,000	97,500
10-year term loan	2007	88,350	77,310	—	5,520	71,790
Credit facility	2007	82,000	70,500	—	4,600	65,900
10-year term loan	2009	38,600	33,516	—	2,235	31,281
8-year term loan	2009	40,000	37,336	—	2,664	34,672
12 year term loan	2009	40,000	38,750	—	2,500	36,250
10-year term loan	2010	39,000	37,700	—	2,600	35,100
7-year term loan	2010	70,000	70,000	—	4,640	65,360
10-year term loan	2010	43,924	43,924	—	3,218	40,706
9-year term loan	2010	42,100	42,100	—	2,600	39,500
10-year term loan	2011	48,000	—	48,000	1,600	46,400
9-year term loan	2011	48,650	—	48,650	—	48,650

Total			1,562,467	96,650	143,454	1,515,663

1The Company sold the vessel (Opal Queen), secured under this loan within 2011 and accordingly, prepaid the total outstanding balance of $15,625.

2 The Company sold one of its vessels (Vergina II) secured under this credit facility within 2011 and accordingly, prepaid an amount of $8,623 included in the repayments in the above table.

3 This credit facility includes a fixed interest rate portion amounting to $74,354 as at December 31, 2011 (Note 15).

The above revolving credit facilities and term bank loans are secured by first priority mortgages on all vessels, and to assignments of earnings and insurances of the respectively mortgaged vessels, and by corporate guarantees of the relevant ship-owning subsidiaries.

The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders’ prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends in an amount more than 50% of cumulative net income (as defined in the related agreements), sell vessels and assets, and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, a minimum hull value in connection with the vessels’ outstanding loans, insurance coverage of the vessels against all customary risks and maintenance of operating bank accounts with minimum balances. As at December 31, 2011, the Company was in non-compliance with minimum value-to-loan ratios contained in certain of its debt agreements under which a total of $621,021 was outstanding at that date. These agreements include two loans which relate to the vessels La Madrina and La Prudencia which are accounted for as held for sale and which management expects to sell within the first half year of 2012. On sale of these vessels it is expected that, in accordance with the terms of the respective loans, prepayments will be calculated on a basis that takes into account the value-to-loans ratios of the remaining vessels covered by the loans. These prepayments, based on existing values, are expected to amount to $56,855. These agreements also include further loans in non-compliance with minimum value-to-loan ratios in relation to which the Company may be required to prepay indebtedness in the form of cash or provide additional security in the total of $8,555. Accordingly, in addition to the required scheduled payments, the amount of $65,410 has been classified as a current liability as of December 31, 2011.

As of December 31, 2011, a subsidiary, in which the Company has a 51% interest, was not in compliance with the leverage ratio required by its loan, under which the amount of $48,125 was outstanding as of that date. In this respect, on April 16, 2012, the subsidiary entered into an amendatory agreement with the lenders which waives the non-compliance of the leverage ratio covenant referred to above for the period from December 31, 2011 through December 31, 2012. This agreement requires the subsidiary to make a prepayment in 2012 in the amount of $8,125 on the loan (classified in current liabilities at December 31, 2011) against the balloon installment due in 2016 and pay increased interest rate margins during the waiver period and remaining term of the loan.

The annual principal payments required to be made after December 31, 2011, including balloon payments totaling $716,543 due through April 2022, are as follows:

Year	Amount
2012	196,996
2013	134,804
2014	110,913
2015	210,937
2016	212,568
2017 and thereafter	649,445

1,515,663